Summary of significant accounting policies - Schedule of gross premiums written and ceded premiums (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021	[1]	Jun. 30, 2020	[1]	Jun. 30, 2021	[1]	Jun. 30, 2020	[1]	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reinsurance Retention Policy [Line Items]
Gross premiums written									$ 349,636		$ 294,159		$ 0
Ceded premiums									(4,028)		(1,452)		0
Net premiums written	$ 109,271		$ 86,334		$ 217,263		$ 143,151		$ 345,608	[2]	$ 292,707	[2]	$ 0	[2]
Premiums Written, Net | Product Concentration Risk | Amount Assumed To Net Premiums
Reinsurance Retention Policy [Line Items]
Concentration risk percent									98.80%		99.50%		0.00%

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).